Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Current [Abstract]
Schedule of Other Payables
	As of December 31,
	2016	2017
	$	$
Payroll	573,802	1,607,740
Professional service fee	23,721	714,764
Payables for purchase of property and equipment	—	413,657
Other taxes payable	—	17,793
Others	152,595	347,505
	750,118	3,101,459